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Global Asset Management




UBS Money Market Fund

Annual Report

February 28, 2002

UBS Money Market Fund
                                                                  April 15, 2002

DEAR SHAREHOLDER,

We present you with the annual report for the UBS Money Market Fund (formerly named Brinson Money Market Fund) for the fiscal year ended February 28, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member firm of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

MARKET REVIEW

During the fiscal year ended February 28, 2002, the September 11 tragedy jolted an already struggling economy. A subsequent steep stock market sell-off highlighted a third quarter that saw the U.S. gross domestic product (GDP) fall by 1.3%. The fourth quarter, however, brought a strong rebound, which was followed by a relatively lackluster first quarter of 2002. The fall of energy giant Enron cast a pall over some of the optimism associated with the fourth quarter rally. The Enron scandal brought questionable accounting practices to the headlines and caused uncertainty among investors as to how broadly such practices might be employed by others.

After falling 1.3% during the third quarter, the nation's gross domestic product jumped 1.4% during the fourth quarter. Low energy prices and a mild winter helped the economy through the latter half of the reporting period. Consumer spending and new housing starts remained surprisingly strong during the period, and the nation's GDP was expected to jump again during the first quarter. Post-period, factory orders in March increased 0.7%, the largest such increase since May of 2000. The University of Michigan's consumer confidence survey rose to 95.7% in February, up from 81.8% immediately following September 11. Inflation remained tame, with the consumer price index rising only 0.2% in February.

All news, however, was not positive. Although business inventories continued to shrink, capital spending remained weak at best. Oil prices spiked up post-period, putting another potential strain on an economy trying to maintain a recovery.

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Money Market Fund


Concerns about the creditworthiness of some major U.S. corporations continued to flare during the period, and fears about Afghanistan early in the period turned into trepidation over the volatile situation in the Middle East as the period ended.

Through all this, the Federal Reserve ("the Fed") kept the federal funds rate at 1.75%, waiting to see if an economic recovery will take hold. And although consumer confidence has steadily improved, a stubborn unemployment rate that continued to flirt with the 6% level could dash this confidence.

PORTFOLIO REVIEW

7-Day Yield(1)                2/28/02                                8/31/01
--------------------------------------------------------------------------------
Class A Shares                  0.72%                                 2.56%
.................................................................................
Class B Shares                  0.10%                                 2.06%
.................................................................................
Class C Shares                  0.10%                                 2.08%
.................................................................................
(1.) Yields will fluctuate.

PORTFOLIO HIGHLIGHTS

Short-term money instrument yields fell to all-time lows during the period, as the Fed's constant rate cuts to stem the recession did little to help depressed money market yields. During these volatile times, we made a concerted effort to increase the Fund's credit quality. We increased the percentage of assets in U.S. government and agency paper dramatically during the fiscal year from 46.4% to 82.8%. As a result, the percentage of commercial paper dropped from 47.6% to 10.7%.

The Fund's weighted average maturity also increased during the fiscal year from 24 days to 40 days. We maintained a barbell approach during this time, investing in floating-rate short-term notes to hedge against potential increases in short-term rates, while investing in longer paper up to one year to take advantage of the steep yield curve.

PORTFOLIO STATISTICS

Characteristics*              2/28/02                                8/31/01
--------------------------------------------------------------------------------
Weighted Average Maturity     40 days                                25 days
.................................................................................
Average Credit Quality      First Tier                             First Tier
.................................................................................
Net Assets (mm)               $63.9                                  $80.5
--------------------------------------------------------------------------------

Sector Allocation*            2/28/02                                8/31/01
--------------------------------------------------------------------------------
U.S. Government & Agency        82.8%   U.S. Government & Agency        52.5%
.................................................................................
Commercial Paper                10.7    Commercial Paper                38.0
.................................................................................
Money Market Funds               7.2    Money Market Funds               9.6
.................................................................................
Repurchase Agreement             0.1    Liabilities in Excess of
                                          Other Assets                  -0.1
.................................................................................
Liabilities in Excess of
  Other Assets                  -0.8
.................................................................................
Total                          100.0%   Total                          100.0%
--------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed, and its composition will vary over time.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Money Market Fund


OUTLOOK

We continue to maintain a cautiously optimistic view of the future, because a number of factors could throw the economic forecast off course. At the beginning of 2002, we expected inflation to rise at a tepid annual rate of 2%. However, dramatic increases in the price of oil could, if they stabilize at the high end, add another half-percentage point to that forecast. Additionally, enough concern exists over corporate reporting and balance sheet issues to cast at least a small shadow over an economic recovery in the very near future. Unemployment remains problematic, but a return to corporate profitability combined with strong consumer spending and confidence of a rebound all point to a stronger economy down the road.

We expect yield spreads to narrow as the economy continues its recovery, and will look for opportunities in corporate and agency notes, where spreads were previously high. We believe that spreads will tighten in these sectors as risk diminishes and interest rates begin to rise. To protect against missing potentially higher rates, we also will look to continue investing in floating-rate securities. Where opportunities exist within the yield curve, we will invest in longer-term securities to take advantage of the steep curve.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(2) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms                        /s/ Susan P. Ryan

Brian M. Storms                            Susan P. Ryan
PRESIDENT                                  PORTFOLIO MANAGER
UBS Money Market Fund                      UBS Money Market Fund
PRESIDENT AND CHIEF OPERATING OFFICER      EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended February 28, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


2. Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

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4                                                    UBS Global Asset Management

UBS Money Market Fund

Statement of Net Assets-- February 28, 2002


 PRINCIPAL
  AMOUNT                                     MATURITY   INTEREST
   (000)                                       DATES      RATES       VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--82.77%
--------------------------------------------------------------------------------
  $ 8,000  Federal Farm Credit Bank          03/13/02    1.710@%    $ 7,995,440
.................................................................................
   11,000  Federal Home Loan              04/25/02 to    1.730 to
           Mortgage Corp.                    12/05/02    2.130@      10,943,198
.................................................................................
   13,000  Federal National Mortgage
           Association                    03/21/02 to    1.730 to
                                             07/24/02    1.750@      12,944,659
.................................................................................
    6,000  Student Loan Marketing
           Association                       03/01/02    1.800@       6,000,000
.................................................................................
   15,000  U.S. Treasury Bills               03/14/02    1.710       14,990,737
.................................................................................
Total U.S. Government & Agency Obligations
  (cost--$52,874,034)                                                52,874,034
--------------------------------------------------------------------------------

COMMERCIAL PAPER@--10.67%
--------------------------------------------------------------------------------
   ASSET BACKED-BANKING--2.85%
   1,822 Atlantis One Funding Corp.          03/07/02    1.800        1,821,453
.................................................................................
   ASSET BACKED-MISCELLANEOUS--4.69%
   3,000 Pennine Funding                     03/07/02    1.910        2,999,045
.................................................................................
   BROKER/DEALER--3.13%
   2,000 Morgan Stanley Dean Witter & Co.    03/04/02    1.790        1,999,702
.................................................................................
Total Commercial Paper (cost--$6,820,200)                             6,820,200
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT--0.10%
--------------------------------------------------------------------------------
     66 Repurchase Agreement dated 02/28/02
          with State Street Bank & Trust Co.,
          collateralized by $58,816 U.S. Treasury
          Bonds, 9.125%, due 05/15/09;
          (value--$67,638); proceeds: $66,003
          (cost--$66,000)                    03/01/02    1.780         66,000
.................................................................................

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Money Market Fund

Statement of Net Assets--February 28, 2002 (concluded)


 NUMBER OF
  SHARES                                     MATURITY   INTEREST
   (000)                                       DATES      RATES       VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--7.17%

--------------------------------------------------------------------------------
   2,001 AIM Liquid Assets Portfolio         03/01/02      1.930%*  $ 2,000,617
.................................................................................
   1,092 AIM Prime Money Market Portfolio    03/01/02      1.710*     1,092,007
.................................................................................
   1,485 BlackRock Provident
         Institutional TempFund              03/01/02      1.860*     1,485,367
.................................................................................
Total Money Market Funds (cost--$4,577,991)                           4,577,991
.................................................................................
Total Investments (cost--$64,338,225 which
  approximates cost for federal income
  tax purposes)--100.71%                                             64,338,225
.................................................................................
Liabilities in excess of other assets--(0.71)%                         (454,553)
.................................................................................
Net Assets (applicable to 26,667,599, 24,513,169
  and 12,700,549 shares of Class A, Class B and Class C,
  respectively, each equivalent to $1.00 per share)--100.00%        $63,883,672
--------------------------------------------------------------------------------

@ Interest rates shown are the discount rates at date of purchase.

* Interest rates shown reflect yield at February 28, 2002.

                       Weighted average maturity--40 days

                 See accompanying notes to financial statements.

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6                                                    UBS Global Asset Management

UBS Money Market Fund

Statement of Operations

                                                                         For the
                                                                      Year Ended
                                                                    February 28,
                                                                            2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                             $2,605,612
.................................................................................
EXPENSES:

  Investment advisory and administration                                382,762
.................................................................................
  Service fees--Class A                                                  87,422
.................................................................................
  Service and distribution fees--Class B                                207,824
.................................................................................
  Service and distribution fees--Class C                                104,051
.................................................................................
  Professional fees                                                      73,346
.................................................................................
  Transfer agency and related services fees                              55,572
.................................................................................
  Reports and notices to shareholders                                    43,435
.................................................................................
  State registration fees                                                36,043
.................................................................................
  Insurance expense                                                      15,534
.................................................................................
  Custody and accounting                                                  7,653
.................................................................................
  Directors' fees                                                         6,106
.................................................................................
  Other expenses                                                          6,089
.................................................................................
                                                                      1,025,837
.................................................................................
Less: Fee waiver from investment advisor                                (11,342)
.................................................................................
Net expenses                                                          1,014,495
.................................................................................
Net investment income                                                $1,591,117
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Money Market Fund

Statement of Changes in Net Assets

                                                       For the Years Ended
                                                          February 28,
--------------------------------------------------------------------------------

                                                            2002           2001
-------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                $ 1,591,117    $ 3,715,596
.................................................................................
Net realized gain from investment transactions                --          2,906
.................................................................................
Net increase in net assets resulting
  from operations                                      1,591,117      3,718,502
.................................................................................
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                          (830,105)    (1,474,026)
.................................................................................
Net investment income--Class B                          (502,612)    (1,624,674)
.................................................................................
Net investment income--Class C                          (258,400)      (616,896)
.................................................................................
                                                      (1,591,117)    (3,715,596)
.................................................................................
Net decrease in net assets from capital share
  transactions                                       (12,162,006)   (18,613,949)
.................................................................................
Net decrease in net assets                           (12,162,006)   (18,611,043)
.................................................................................
NET ASSETS:
Beginning of year                                     76,045,678     94,656,721
.................................................................................
End of year                                          $63,883,672    $76,045,678
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Money Market Fund

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.) or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG ("UBS"), an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circum-

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Money Market Fund

Notes to Financial Statements

stances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At February 28, 2002, the Fund owed UBS Global AM $13,358 for investment advisory and administration fees.

For the fiscal year ended February 28, 2002, UBS Global AM voluntarily waived $11,342 of its investment advisory and administration fees.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Money Market Fund

Notes to Financial Statements


and Class C shares. At February 28, 2002, the Fund owed UBS Global AM $26,856 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the fiscal year ended February 28, 2002, it earned $188,165 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the fiscal year ended February 28, 2002, UBS PaineWebber received approximately 51% of the total transfer agency and related services fees collected by PFPC, not the Fund.

OTHER LIABILITIES

At February 28, 2002, the amounts payable for Fund shares repurchased and dividends payable aggregated $362,707 and $3,654, respectively.

MONEY MARKET FUND INSURANCE BONDS

At February 28, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the fiscal year ended February 28, 2002, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is

----------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Money Market Fund

Notes to Financial Statements


required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The distributions paid for tax purposes are the same as the dividends to shareholders from net investment income reflected on the Statement of Changes in Net Assets.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                   Class A                     Class B
                         -------------------------------------------------------
                             For the Years Ended          For the Years Ended
                                February 28,                 February 28,
                         -------------------------------------------------------
                              2002          2001          2002          2001
-------------------------------------------------------------------------------
Shares sold               422,711,639   415,444,515    39,999,987    35,038,775
.................................................................................
Shares repurchased       (437,411,895) (403,266,340)  (37,886,281)  (68,289,709)
.................................................................................
Shares converted from
  Class B to Class A        2,294,609       996,132    (2,294,609)     (996,132)
.................................................................................
Dividends reinvested          548,654     1,121,647       457,444     1,473,154
.................................................................................
Net increase (decrease)
  in shares outstanding   (11,856,993)   14,295,954       276,541   (32,773,912)
--------------------------------------------------------------------------------


                                    Class C
                         ------------------------------
                               For the Years Ended
                                  February 28,
-------------------------------------------------------

                                2002           2001
-------------------------------------------------------
Shares sold                  83,213,266     160,514,414
........................................................
Shares repurchased          (84,017,148)   (161,166,363)
........................................................
Shares converted from
  Class B to Class A                 --              --
........................................................
Dividends reinvested            222,328         515,958
........................................................
Net increase (decrease)
  in shares outstanding        (581,554)       (135,991)
........................................................

--------------------------------------------------------------------------------
12                                               UBS Global Asset Management

                 (This page has been left blank intentionally.)

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UBS Global Asset Management                                                   13

UBS Money Market Fund

Financial Highlights


Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                 Class A
                            ----------------------------------------------------
                                  For the Years Ended February 28 or 29,
                            ----------------------------------------------------
                             2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
.................................................................................
Net investment income        0.023      0.053      0.042      0.042      0.042
.................................................................................
Dividends from net
  investment income         (0.023)    (0.053)    (0.042)    (0.042)    (0.042)
.................................................................................
NET ASSET VALUE,
  END OF YEAR              $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
.................................................................................
TOTAL INVESTMENT RETURN(1)    2.36%      5.45%      4.32%      4.32%      4.33%
.................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of year (000's)      $26,676    $38,533    $24,236    $60,267    $12,983
.................................................................................
Expenses to average
  net assets, net of fee
  waiver from advisor         1.05%      1.07%      1.04%      1.17%      1.41%
.................................................................................
Expenses to average
  net assets, before
  fee waiver from advisor     1.06%      1.07%      1.04%      1.17%      1.41%
.................................................................................
Net investment income
  to average net assets,
  net of fee waiver
  from advisor                2.37%      5.35%      4.31%      4.29%      4.29%
.................................................................................
Net investment income
  to average net assets,
  before fee waiver
  from advisor                2.36%      5.35%      4.31%      4.29%      4.29%
--------------------------------------------------------------------------------

(1.) Total investment return is calculated assuming a $10,000 investment in Fund shares on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included.

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Money Market Fund

Financial Highlights


                        Class B
-----------------------------------------------------
         For the Years Ended February 28 or 29,
-----------------------------------------------------
    2002       2001       2000       1999       1998
-----------------------------------------------------

  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
......................................................
    0.018      0.048      0.037      0.037      0.037
......................................................

   (0.018)    (0.048)    (0.037)    (0.037)    (0.037)
......................................................

  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
......................................................
     1.84%      4.94%      3.80%      3.79%      3.81%
......................................................


  $24,508    $24,231    $57,003    $18,782    $14,715
......................................................


     1.56%      1.55%      1.50%      1.73%      1.90%
......................................................


     1.58%      1.55%      1.50%      1.73%      1.90%
......................................................



     1.82%      4.84%      3.91%      3.75%      3.78%
......................................................



     1.80%      4.84%      3.91%      3.75%      3.78%
-----------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS Money Market Fund

Financial Highlights

                                                  Class C
                           ---------------------------------------------------
                                 For the Years Ended February 28 or 29,
                           ---------------------------------------------------
                              2002       2001       2000       1999       1998
------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
.................................................................................
Net investment income        0.018      0.048      0.037      0.037      0.037
.................................................................................
Dividends from net
  investment income         (0.018)    (0.048)    (0.037)    (0.037)    (0.037)
.................................................................................
NET ASSET VALUE,
  END OF YEAR              $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
.................................................................................
TOTAL INVESTMENT RETURN(1)    1.85%      4.95%      3.81%      3.81%      3.78%
.................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of year (000's)      $12,700    $13,282    $13,418    $12,962    $ 5,308
.................................................................................
Expenses to average
  net assets, net of fee
  waiver from advisor         1.55%      1.55%      1.53%      1.70%      1.95%
.................................................................................
Expenses to average
  net assets, before
  fee waiver from advisor     1.57%      1.55%      1.53%      1.70%      1.95%
.................................................................................
Net investment income
  to average net assets,
  net of fee waiver
  from advisor                1.86%      4.88%      3.79%      3.80%      3.76%
.................................................................................
Net investment income
  to average net assets,
  before fee waiver
  from advisor                1.84%      4.88%      3.79%      3.80%      3.80%
--------------------------------------------------------------------------------

(1.) Total investment return is calculated assuming a $10,000 investment in Fund shares on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included.

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS Money Market Fund

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of UBS Money Market Fund

We have audited the accompanying statement of net assets of the UBS Money Market Fund (the "Fund"), as of February 28, 2002, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 2001 and the financial highlights for each of the four years in the period ended February 28, 2001, were audited by other auditors whose report dated April 17, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of the UBS Money Market Fund at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
April 15, 2002

/s/ Ernst & Young LLP


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS Money Market Fund

Supplemental Information (unaudited)


BOARD OF DIRECTORS

The Fund is governed by a Board of Directors which oversees the Fund's operations and each of whom serves an indefinite term of office. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director or Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Director or Officer, and other directorships held by such Director or Officer.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED DIRECTORS

                                       Term of
                                      Office and
                                        Length
                            Position(s)   of
    Name, Address,           Held with   Time       Principal Occupation(s)
        and Age               Fund      Served        During Past 5 Years
--------------------------------------------------------------------------------
Margo N. Alexander*+;        Director   Since  Mrs. Alexander is an executive
55                                       1996  vice president of UBS PaineWebber
                                               ("UBS PaineWebber") (since March
                                               1984). She was chief executive
                                               officer of UBS Global Asset
                                               Management (US) Inc. ("UBS Global
                                               AM") from January 1995 to October
                                               2000, a director (from January
                                               1995 to September 2001) and
                                               chairman (from March 1999 to
                                               September 2001).

E. Garrett Bewkes, Jr.**+;   Director   Since  Mr. Bewkes serves as a consultant
75                              and      1986  to UBS PaineWebber (since May
                             Chairman          1999). Prior to November 2000, he
                              of the           was a director of Paine Webber
                             Board of          Group Inc. ("PW Group," formerly
                             Directors         the holding company of UBS
                                               PaineWebber and UBS Global AM),
                                               and prior to 1996, he was a
                                               consultant to PW Group. Prior to
                                               1988, he was chairman of the
                                               board, president and chief
                                               executive officer of American
                                               Bakeries Company.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS Money Market Fund

Supplemental Information (unaudited)



                                       Number of
     Name Address              Portfolios in Fund Complex    Other Directorships
        and Age                   Overseen by Director         Held by Director
--------------------------------------------------------------------------------
Margo N. Alexander*+;       Mrs. Alexander is a director     None
55                          or trustee of 22 investment
                            companies (consisting of 43
                            portfolios) for which UBS Global
                            AM, UBS PaineWebber or one of
                            their affiliates serves as
                            investment advisor, sub-advisor
                            or manager.

E. Garrett Bewkes, Jr.**+;  Mr. Bewkes is a director or      Mr. Bewkes is also
75                          trustee of 34 investment         a director of
                            companies (consisting of 55      Interstate Bakeries
                            portfolios) for which UBS        Corporation.
                            Global AM, UBS PaineWebber or
                            one of their affiliates serves
                            as investment advisor,
                            sub-advisor or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS Money Market Fund

INDEPENDENT DIRECTORS

                                       Term of
                                      Office and
                                        Length
                            Position(s)   of
    Name, Address,           Held with   Time       Principal Occupation(s)
        and Age               Fund      Served        During Past 5 Years
--------------------------------------------------------------------------------
Richard Q. Armstrong; 66     Director  Since   Mr. Armstrong is chairman and
R.Q.A. Enterprises                      1996   principal of R.Q.A. Enterprises
One Old Church Road                            (management consulting firm)
Unit # 6                                       (since April 1991 and principal
Greenwich, CT 06830                            occupation since March 1995). Mr.
                                               Armstrong was chairman of the
                                               board, chief executive officer
                                               and co-owner of Adirondack
                                               Beverages (producer and
                                               distributor of soft drinks and
                                               sparkling/still waters) (October
                                               1993-March 1995). He was a
                                               partner of The New England
                                               Consulting Group (management
                                               consulting firm) (December
                                               1992-September 1993). He was
                                               managing director of LVMH U.S.
                                               Corporation (U.S. subsidiary of
                                               the French luxury goods
                                               conglomerate, Louis Vuitton Moet
                                               Hennessey Corporation)
                                               (1987-1991) and chairman of its
                                               wine and spirits subsidiary,
                                               Schieffelin & Somerset Company
                                               (1987-1991).

David J. Beaubien; 67        Director  Since   Mr. Beaubien is chairman of
101 Industrial Road                     2001   Yankee Environmental Systems,
Turners Falls, MA 01376                        Inc., a manufacturer of
                                               meteorological measuring systems.
                                               Prior to January 1991, he was
                                               senior vice president of EG&G,
                                               Inc., a company which makes and
                                               provides a variety of scientific
                                               and technically oriented products
                                               and services. From 1985 to
                                               January 1995, Mr. Beaubien served
                                               as a director or trustee on the
                                               boards of the Kidder, Peabody &
                                               Co. Incorporated mutual funds.

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS Money Market Fund

           Number of
   Portfolios in Fund Complex                         Other Directorships
      Overseen by Director                             Held by Director
-------------------------------------------------------------------------------
Mr. Armstrong is a director or                 Mr. Armstrong is also a director
trustee of 22 investment                       of AlFresh Beverages Canada, Inc.
companies (consisting of 43                    (a Canadian Beverage subsidiary
portfolios) for which UBS Global               of AlFresh Foods Inc.) (since
AM, UBS PaineWebber or one of                  October 2000).
their affiliates serves as
investment advisor, sub-advisor
or manager.

Mr. Beaubien is a director or                  Mr. Beaubien is also a director
trustee of 22 investment                       of IEC Electronics, Inc., a
companies (consisting of 43                    manufacturer of electronic
portfolios) for which UBS Global               assemblies.
AM, UBS PaineWebber or one of
their affiliates serves as
investment advisor, sub-advisor
or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  21

UBS Money Market Fund

INDEPENDENT DIRECTORS (CONTINUED)

                                       Term of
                                      Office and
                                        Length
                            Position(s)   of
    Name, Address,           Held with   Time       Principal Occupation(s)
        and Age                Fund     Served        During Past 5 Years
--------------------------------------------------------------------------------
Richard R. Burt; 55          Director   Since  Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave., N.W.            1996   LLC (international information
Washington, D.C. 20004                         and security firm) and IEP
                                               Advisors (international
                                               investments and consulting firm).
                                               He was the chief negotiator in
                                               the Strategic Arms Reduction
                                               Talks with the former Soviet
                                               Union (1989-1991) and the U.S.
                                               Ambassador to the Federal
                                               Republic of Germany (1985-1989).
                                               From 1991-1994, he served as a
                                               partner of McKinsey & Company
                                               (management consulting firm).

Meyer Feldberg; 60            Director  Since  Mr. Feldberg is Dean and
Columbia University                     1990   Professor of Management of the
101 Uris Hall                                  Graduate School of Business,
New York, New York                             Columbia University. Prior to
10027                                          1989, he was president of the
                                               Illinois Institute of Technology.

George W. Gowen; 72           Director  Since  Mr. Gowen is a partner in the law
666 Third Avenue                        1986   firm of Dunnington, Bartholow &
New York, New York                             Miller. Prior to May 1994, he was
10017                                          a partner in the law firm of
                                               Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73 Director  Since  Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                    2001   to January 1995, Mr. Hewitt
Management (US) Inc.                           served as a director or trustee
51 West 52nd Street                            on the boards of the Kidder,
New York, New York                             Peabody & Co. Incorporated mutual
10019-6114                                     funds. From 1986-1988, he was an
                                               executive vice president and
                                               director of mutual funds,
                                               insurance and trust services of
                                               Shearson Lehman Brothers Inc.
                                               From 1976-1986, he was president
                                               of Merrill Lynch Funds
                                               Distributor, Inc.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS Money Market Fund

        Number of
   Portfolios in Fund Complex                         Other Directorships
      Overseen by Director                             Held by Director
-------------------------------------------------------------------------------

Mr. Burt is a director or trustee              Mr. Burt is also a director of
of 22 investment companies                     Archer-Daniels-Midland Company
(consisting of 43 portfolios) for              (agricultural commodities),
which UBS Global AM, UBS                       Hollinger International Company
PaineWebber or one of their                    (publishing), six investment
affiliates serves as investment                companies in the Deutsche Bank
advisor, sub-advisor or manager.               family of funds, nine investment
                                               companies in the Flag Investors
                                               family of funds, The Central
                                               European Fund, Inc. and The
                                               Germany Fund, Inc., a director of
                                               IGT, Inc. (provides technology to
                                               gaming and wagering industry)
                                               (since July 1999) and chairman of
                                               Weirton Steel Corp. (makes and
                                               finishes steel products) (since
                                               April 1996).

Dean Feldberg is a director or                 Dean Feldberg is also a director
trustee of 34 investment                       of Primedia Inc. (publishing),
companies (consisting of 55                    Federated Department Stores, Inc.
portfolios) for which UBS Global               (operator of department stores),
AM, UBS PaineWebber or one of                  Revlon, Inc. (cosmetics) and
their affiliates serves as                     Select Medical Inc. (healthcare
investment advisor, sub-advisor                services).
or manager.

Mr. Gowen is a director or                     None
trustee of 34 investment
companies (consisting of 55
portfolios) for which UBS Global
AM, UBS PaineWebber or one of
their affiliates serves as
investment advisor, sub-advisor
or manager.

Mr. Hewitt is a director or                    Mr. Hewitt is also a director or
trustee of 22 investment                       trustee of the Guardian Life
companies (consisting of 43                    Insurance Company mutual funds.
portfolios) for which UBS Global
AM, UBS PaineWebber or one of
their affiliates serves as
investment advisor, sub-advisor
or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS Money Market Fund

INDEPENDENT DIRECTORS (CONTINUED)

                                       Term of
                                      Office and
                                        Length
                            Position(s)   of
    Name, Address,           Held with   Time       Principal Occupation(s)
        and Age                Fund     Served        During Past 5 Years
--------------------------------------------------------------------------------
Morton L. Janklow; 71        Director  Since   Mr. Janklow is senior partner of
445 Park Avenue                        2001    Janklow & Nesbit Associates, an
New York, New York 10022                       international literary agency
                                               representing leading authors in
                                               their relationships with
                                               publishers and motion picture,
                                               television and multi-media
                                               companies, and of counsel to the
                                               law firm of Janklow & Ashley.

Frederic V. Malek; 65        Director  Since   Mr. Malek is chairman of Thayer
1455 Pennsylvania                      1987    Capital Partners (merchant bank)
Avenue, N.W.                                   and chairman of Thayer Hotel
Suite 350                                      Investors III, Thayer Hotel
Washington, D.C. 20004                         Investors II and Lodging
                                               Opportunities Fund (hotel
                                               investment partnerships). From
                                               January 1992 to November 1992, he
                                               was campaign manager of
                                               Bush-Quayle '92. From 1990 to
                                               1992, he was vice chairman and,
                                               from 1989 to 1990, he was
                                               president of Northwest Airlines
                                               Inc. and NWA Inc. (holding
                                               company of Northwest Airlines
                                               Inc.). Prior to 1989, he was
                                               employed by the Marriott
                                               Corporation (hotels, restaurants,
                                               airline catering and contract
                                               feeding), where he most recently
                                               was an executive vice president
                                               and president of Marriott Hotels
                                               and Resorts.

Carl W. Schafer; 66          Director  Since   Mr. Schafer is president of the
66 Witherspoon Street                  1996    Atlantic Foundation (charitable
#1100                                          foundation). Prior to January
Princeton, NJ 08542                            1993, he was chairman of the
                                               Investment Advisory Committee of
                                               the Howard Hughes Medical
                                               Institute.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS Money Market Fund

                                                           Number of
   Portfolios in Fund Complex                         Other Directorships
      Overseen by Director                             Held by Director
-------------------------------------------------------------------------------

Mr. Janklow is a director or                   None
trustee of 22 investment
companies (consisting of 43
portfolios) for which UBS Global
AM, UBS PaineWebber or one of
their affiliates serves as
investment advisor, sub-advisor
or manager.

Mr. Malek is a director or                     Mr. Malek is also a director of
trustee of 22 investment                       Aegis Communications, Inc.
companies (consisting of 43                    (teleservices), American
portfolios) for which UBS Global               Management Systems, Inc.
AM, UBS PaineWebber or one of                  (management consulting and
their affiliates serves as                     computer related services),
investment advisor, sub-advisor                Automatic Data Processing, Inc.
or manager.                                    (computing services), CB Richard
                                               Ellis, Inc. (real estate
                                               services), FPL Group, Inc.
                                               (electric services), Manor Care,
                                               Inc. (health care), and Northwest
                                               Airlines Inc.

Mr. Schafer is a director or                   Mr. Schafer is also a director of
trustee of 22 investment                       Labor Ready, Inc. (temporary
companies (consisting of 43                    employment), Roadway Corp.
portfolios) for which UBS Global               (trucking), The Guardian Group of
AM, UBS PaineWebber or one of                  Mutual Funds, the Harding,
their affiliates serves as                     Loevner Funds, E.I.I. Realty
investment advisor, sub-advisor                Securities Trust (investment
or manager.                                    company) and Frontier Oil
                                               Corporation.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS Money Market Fund

INDEPENDENT DIRECTORS (CONCLUDED)

                                       Term of
                                      Office and
                                        Length
                            Position(s)   of
    Name, Address,           Held with   Time       Principal Occupation(s)
        and Age               Fund      Served        During Past 5 Years
--------------------------------------------------------------------------------
William D. White; 68         Director  Since   Mr. White is retired. From
P.O. Box 199                           2001    February 1989 through March 1994,
Upper Black Eddy, PA                           he was president of the National
18972                                          League of Professional Baseball
                                               Clubs. Prior to 1989, he was a
                                               television sportscaster for
                                               WPIX-TV, New York. Mr. White
                                               served on the Board of Directors
                                               of Centel from 1989 to 1993 and
                                               until recently on the board of
                                               directors of Jefferson Banks
                                               Incorporated, Philadelphia, PA.


OFFICERS

                                       Term of
                                      Office and    Principal Occupation(s)
                                        Length       During Past 5 Years;
                            Position(s)   of        Number of Portfolios in
    Name, Address,           Held with   Time    Fund Complex for which person
        and Age                Fund     Served         serves as Officer
--------------------------------------------------------------------------------
Thomas Disbrow++; 36           Vice    Since   Mr. Disbrow is a director and a
                             President 2000    senior manager of the mutual fund
                                and            finance department of UBS Global
                             Assistant         AM. Prior to November 1999, he
                             Treasurer         was a vice president of
                                               Zweig/Glaser Advisers. Mr.
                                               Disbrow is a vice president and
                                               assistant treasurer of 22
                                               investment companies (consisting
                                               of 43 portfolios) for which UBS
                                               Global AM, UBS PaineWebber or one
                                               of their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS Money Market Fund

           Number of
   Portfolios in Fund Complex                         Other Directorships
      Overseen by Director                             Held by Director
-------------------------------------------------------------------------------

Mr. White is a director or                      None
trustee of 22 investment
companies (consisting of 43
portfolios) for which UBS Global
AM, UBS PaineWebber or one of
their affiliates serves as
investment advisor, sub-advisor
or manager.

                                       Term of
                                      Office and    Principal Occupation(s)
                                        Length       During Past 5 Years;
                            Position(s)   of        Number of Portfolios in
    Name, Address,           Held with   Time    Fund Complex for which person
        and Age               Fund      Served         serves as Officer
--------------------------------------------------------------------------------

Amy R. Doberman**;             Vice    Since   Ms. Doberman is a managing
40                           President 2000    director and general counsel of
                                and            UBS Global AM. From December 1997
                             Secretary         through July 2000, she was
                                               general counsel of Aeltus
                                               Investment Management, Inc. Prior
                                               to working at Aeltus, Ms.
                                               Doberman was Assistant Chief
                                               Counsel of the SEC's Division of
                                               Investment Management. Ms.
                                               Doberman is secretary of UBS
                                               Supplementary Trust and a vice
                                               president and secretary of 24
                                               investment companies (consisting
                                               of 82 portfolios) for which UBS
                                               Global AM, UBS Global Asset
                                               Management (Americas) Inc. ("UBS
                                               Global AM (Americas)"), UBS
                                               PaineWebber or one of their
                                               affiliates serves as investment
                                               advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS Money Market Fund

OFFICERS (CONTINUED)

                                       Term of
                                      Office and    Principal Occupation(s)
                                        Length       During Past 5 Years;
                            Position(s)   of        Number of Portfolios in
    Name, Address,           Held with   Time    Fund Complex for which person
        and Age                Fund     Served         serves as Officer
--------------------------------------------------------------------------------
Kevin J. Mahoney++;           Vice     Since   Mr. Mahoney is a director and a
36                          President  1999    senior manager of the mutual fund
                               and             finance department of UBS Global
                            Assistant          AM. From August 1996 through
                            Treasurer          March 1999, he was the manager of
                                               the mutual fund internal control
                                               group of Salomon Smith Barney.
                                               Mr. Mahoney is a vice president
                                               and assistant treasurer of 22
                                               investment companies (consisting
                                               of 43 portfolios) for which UBS
                                               Global AM, UBS PaineWebber or one
                                               of their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.

Michael H. Markowitz+++;      Vice     Since   Mr. Markowitz is an executive
37                          President  2001    director, portfolio manager and
                                               head of U.S. short duration fixed
                                               income of UBS Global AM. He is
                                               also an executive director and
                                               portfolio manager of UBS Global
                                               AM (Americas). Mr. Markowitz is a
                                               vice president of six investment
                                               companies (consisting of 26
                                               portfolios) for which UBS Global
                                               AM, UBS PaineWebber or one of
                                               their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.

Emil Polito**; 41             Vice     Since   Mr. Polito is an executive
                            President  2001    director and head of investment
                                               support and mutual fund services
                                               of UBS Global AM. From July 2000
                                               to October 2000, he was a senior
                                               manager of investment systems at
                                               Dreyfus Corp. Prior to July 2000,
                                               Mr. Polito was a senior vice
                                               president and director of
                                               operations and control for UBS
                                               Global AM. Mr. Polito is a vice
                                               president of 22 investment
                                               companies (consisting of 43
                                               portfolios) for which UBS Global
                                               AM, UBS PaineWebber or one of
                                               their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.

--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS Money Market Fund

OFFICERS (CONTINUED)

                                       Term of
                                      Office and    Principal Occupation(s)
                                        Length       During Past 5 Years;
                            Position(s)   of        Number of Portfolios in
    Name, Address,           Held with   Time    Fund Complex for which person
        and Age                Fund     Served         serves as Officer
--------------------------------------------------------------------------------
Susan P. Ryan**; 42           Vice     Since   Ms. Ryan is an executive director
                            President  1995    and a portfolio manager of UBS
                                               Global AM. Ms. Ryan is a vice
                                               president of five investment
                                               companies (consisting of 13
                                               portfolios) for which UBS Global
                                               AM, UBS PaineWebber or one of
                                               their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.

Paul H. Schubert++; 39        Vice     Since   Mr. Schubert is an executive
                            President  1995    director and head of the mutual
                              and              fund finance department of UBS
                            Treasurer          Global AM. Mr. Schubert is
                                               treasurer and principal
                                               accounting officer of UBS
                                               Supplementary Trust and of two
                                               investment companies (consisting
                                               of 39 portfolios) and a vice
                                               president and treasurer of 22
                                               investment companies (consisting
                                               of 43 portfolios) for which UBS
                                               Global AM, UBS Global AM
                                               (Americas), UBS PaineWebber or
                                               one of their affiliates serves
                                               as investment advisor,
                                               sub-advisor or manager.

Brian M. Storms**; 47       President  Since   Mr. Storms is chief operating
                                       2000    officer (since September 2001)
                                               and president of UBS Global AM
                                               (since March 1999), and President
                                               and Chief Operating Officer of
                                               UBS Global AM (Americas) and UBS
                                               Global Asset Management (New
                                               York) Inc. (since October 2001).
                                               Mr. Storms was chief executive
                                               officer of UBS Global AM from
                                               October 2000 to September 2001.
                                               He was director/trustee of
                                               several investment companies in
                                               the UBS Family of Funds
                                               (1999-2001). He was president of
                                               Prudential Investments
                                               (1996-1999). Prior to joining
                                               Prudential Investments he was a
                                               managing director at Fidelity
                                               Investments. Mr. Storms is
                                               president and trustee of Brinson
                                               Supplementary Trust and of two
                                               investment companies (consisting
                                               of 39 portfolios) and president
                                               of 22 investment companies
                                               (consisting of 43 portfolios) for
                                               which UBS Global AM, UBS Global
                                               AM (Americas), UBS PaineWebber or
                                               one of their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.

-------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS Money Market Fund

Supplemental Information (unaudited) (concluded)

OFFICERS (CONCLUDED)

                                       Term of
                                      Office and    Principal Occupation(s)
                                        Length       During Past 5 Years;
                            Position(s)   of        Number of Portfolios in
    Name, Address,           Held with   Time    Fund Complex for which person
        and Age               Fund      Served         serves as Officer
--------------------------------------------------------------------------------
Keith A. Weller**; 40         Vice     Since   Mr. Weller is a director and
                            President  1995    seniort associate general counsel
                               and             of UBS Global AM. Mr. Weller is a
                            Assistant          vice president and assistant
                            Secretary          secretary of 22 investment
                                               companies (consisting of 43
                                               portfolios) for which UBS Global
                                               AM, UBS PaineWebber or one of
                                               their affiliates serves as
                                               investment advisor, sub-advisor
                                               or manager.









* This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***  Address for mailing purposes only.

+ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

++ This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

+++ This person's business address is 209 South La Salle Street, Chicago, Illinois 60604-1295.

--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
                                        Morton L. Janklow
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
David J. Beaubien                       William D. White
Richard R. Burt
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Susan P. Ryan
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

                                        Paul H. Schubert
                                        VICE PRESIDENT AND TREASURER

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


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